Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PENN SERIES FUNDS, INC.
Supplement dated June 1, 2023
to the Prospectus dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Large Growth Stock Fund
On May 18, 2023, Penn Mutual Asset Management, LLC recommended, and the Board of Directors of the Penn Series Funds, Inc. approved, a reduction in the investment advisory and sub‑advisory fees paid by the Large Growth Stock Fund (the “Fund”).
Accordingly, effective June 1, 2023, the fee table under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in the Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.68%

Distribution (12b‑1) Fees	None

Other Expenses	0.26%

Total Annual Fund Operating Expenses*	0.94%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fees effective June 1, 2023.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$96	$300	$520	$1,155

Large Growth Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PENN SERIES FUNDS, INC.
Supplement dated June 1, 2023
to the Prospectus dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Large Growth Stock Fund
On May 18, 2023, Penn Mutual Asset Management, LLC recommended, and the Board of Directors of the Penn Series Funds, Inc. approved, a reduction in the investment advisory and sub‑advisory fees paid by the Large Growth Stock Fund (the “Fund”).
Accordingly, effective June 1, 2023, the fee table under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in the Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.68%

Distribution (12b‑1) Fees	None

Other Expenses	0.26%

Total Annual Fund Operating Expenses*	0.94%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fees effective June 1, 2023.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$96	$300	$520	$1,155

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fees effective June 1, 2023.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Large Growth Stock Fund | Large Growth Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[1]
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	$ 1,155

[1]	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fees effective June 1, 2023.